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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2002
                                               ---------------

Check here if Amendment [X]; Amendment Number:        1
                                                --------------
      This Amendment (Check only one.):  [X]   is a restatement(1).
                                         [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Hanawalt Associates LLC
Address:    645 Madison Avenue, 6th Floor
            New York, New York  10022

Form 13F File Number:   28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lawrence S. Pidgeon
Title:  Member - Hanawalt Associates LLC
Phone:  (212) 404-4651

Signature, Place, and Date of Signing:

            /s/ Lawrence S. Pidgeon                     New York, New York               May 2 ,2003
------------------------------------------------        ------------------               -----------
                   [Signature]                             [City, State]                   [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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(1) The included holding was reported under an incorrect cusip number.
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                              Form 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:              0
                                          -------------

Form 13F Information Table Entry Total:         1
                                          -------------

Form 13F Information Table Value Total:      $ 122
                                          -------------
                                           (thousands)
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List of Other Included Managers:

None

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
    Column 1                  Column 2      Column 3     Column 4     Column 5    Column 6      Column 7           Column 8
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                                                                                                               Voting Authority
                              Title                        Value                 Investment     Other       ----------------------
 Name of Issuer              of Class        Cusip      (x 1,000)      Shares    Discretion     Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
COOPER INDS INC                 COM        G24182100      122          3,100        SOLE                  3,100
                      1                                   122          3,100